Public Offering (Details)		6 Months Ended	12 Months Ended
	Oct. 14, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) item D $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 24, 2020 $ / shares
Subsidiary or Equity Method Investee [Line Items]
Number of units issued | shares | shares		50,000,000	50,000,000
Number Of Business Days		15 days	15 days
Warrant exercise price		$ 11.50	$ 0.01
Warrant exercisable term, after the completion of the Business Combination			30 days
Warrant exercisable term, from the closing of the public offering			12 months
Warrant expiration term			24 months
Warrants redemption description		the warrants for redemption: (i) in whole and not in part; (ii) at a price of $0.01 per warrant; (iii) upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and (iv) if, and only if, the reported closing price of the Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders	the warrants for redemption: (i) in whole and not in part; (ii) at a price of $0.01 per warrant; (iii) upon not less than 30 days’ prior written notice of redemption to each warrant holder; and (iv) if, and only if, the reported closing price of the Class A common stock equals or exceeds $18.00 value per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.
Warrant Redemption period			30 days
Closing share price		$ 10.00
Underwriting discount | $		$ 27,500,000	$ 27,500,000
Share price		$ 10.00
Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00
Subsidiary or Equity Method Investee [Line Items]
Redemption price per public warrant (in dollars per share)		0.01
Warrant redemption condition minimum share price		$ 18.00
Threshold trading days for redemption of public warrants		20 days
Threshold number of business days before sending notice of redemption to warrant holders | item		30
Public Warrants
Subsidiary or Equity Method Investee [Line Items]
Warrant Convertible Ratio		1
Warrant exercise price		$ 11.50
Warrant exercisable term, after the completion of the Business Combination		30 days
Warrant exercisable term, from the closing of the public offering		12 months
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant | D		20
Threshold consecutive trading days for redemption of public warrants | D		20
Public Warrants | Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00
Subsidiary or Equity Method Investee [Line Items]
Redemption period.		30 days
Warrant redemption condition minimum share price		$ 18.00
Threshold trading days for redemption of public warrants		20 days
Threshold number of business days before sending notice of redemption to warrant holders | item		30
Public Warrants | Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00
Subsidiary or Equity Method Investee [Line Items]
Redemption price per public warrant (in dollars per share)		$ 0.10
Warrant redemption condition minimum share price		$ 10.00
Threshold trading days for redemption of public warrants		20 days
Threshold number of business days before sending notice of redemption to warrant holders | item		30
Public Warrants | Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00 | Minimum
Subsidiary or Equity Method Investee [Line Items]
Threshold trading days for redemption of public warrants		30 days
Class A common stock
Subsidiary or Equity Method Investee [Line Items]
Common stock par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Warrant exercise price			11.50
Closing share price			18.00
Share price			$ 18.00
Redemption price per public warrant (in dollars per share)		$ 0.361
Threshold number of business days before sending notice of redemption to warrant holders | item		10
Class A common stock | Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00
Subsidiary or Equity Method Investee [Line Items]
Redemption price per public warrant (in dollars per share)		$ 10.00
Class A common stock | Public Warrants
Subsidiary or Equity Method Investee [Line Items]
Closing share price		9.20
Share price		$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant		60
Stock Price Trigger For Redemption Of Public Warrants In Dollars Per Share		$ 10.00
Threshold consecutive trading days for redemption of public warrants		60
Share price trigger		$ 9.20
Percentage of gross proceeds on total equity proceeds		115.00%
Class Of Warrant Or Right Redemption Of Warrants Or Rights Stock Price Trigger		$ 18.00
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		180.00%
Public Offering
Subsidiary or Equity Method Investee [Line Items]
Number of units issued | shares | shares	50,000,000	50,000,000	50,000,000
Price per unit	$ 10.00
Warrant Convertible Ratio	0.33
Closing share price			$ 10.00
Underwriting discount | $	$ 10,000,000
Underwriting discount per unit	0.20
Additional fee deferred discount | $	$ 17,500,000
Additional fee deferred discount per unit	0.35
Share price			$ 10.00
Public Offering | Class A common stock
Subsidiary or Equity Method Investee [Line Items]
Common stock par value (in dollars per share)	$ 0.0001